Retirement Plans (Defined Benefit And Postretirement Benefit Plans) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011		May 30, 2010
Defined Benefit Plans
Expected long-term rate of return on plan assets (percentage)	9.00%	[1]	9.00%	[1]	9.00%
Effect of quarter percentage point change in discount rate on earnings before income taxes	$ 0.7
Effect of quarter percentage point change in expected long term rate of return on plan assets on earnings before income taxes	0.5
Amortization of net actuarial loss	8.8
Defined Benefit Plans | U.S. Equities
Target asset fund allocation, equities (percentage)	40.00%
Defined Benefit Plans | Fixed-Income Securities
Target asset fund allocation, fixed income securities (percentage)	35.00%
Defined Benefit Plans | International Equities
Target asset fund allocation, equities (percentage)	20.00%
Defined Benefit Plans | Real Assets
Target asset fund allocation, real assets (percentage)	5.00%
Defined Benefit Plans | US Comingled Fund
Concentration of market risk related to large investments in a single fund or sector (percentage)	39.60%
Defined Benefit Plans | International Comingled Fund
Concentration of market risk related to large investments in a single fund or sector (percentage)	13.20%
Defined Benefit Plans | U.S. Fixed-Income Treasury Securities
Concentration of market risk related to large investments in a single fund or sector (percentage)	10.50%
Defined Benefit Plans | Emerging Markets Comingled Fund
Concentration of market risk related to large investments in a single fund or sector (percentage)	5.50%
Defined Benefit Plans | Other Investments
Concentration of market risk related to large investments in a single fund or sector (percentage)	5.00%
Postretirement Benefit Plan
Expected employer contribution to the benefit plans	1.0
Assumed health care cost trend rate increase in per-capita charges (percentage)	7.70%
Ultimate health care cost trend rate (percentage)	5.00%
Year that rate reaches ultimate trend rate	2022
Effect of one percentage point increase on service and interest cost components	0.5
Effect of one percentage point decrease on service and interest cost components	0.4
Effect of one percentage point increase on accumulated postretirement benefit obligation	6.5
Effect of one percentage point decrease on accumulated postretirement benefit obligation	5.1
Amortization of net actuarial loss	0
Minimum | Defined Benefit Plans
Expected employer contribution to the benefit plans	17.5
Maximum | Defined Benefit Plans
Expected employer contribution to the benefit plans	$ 19.5
10-Year Rates | Defined Benefit Plans
Actual rate of return on plan assets (percentage)	7.80%
15-Year Rates | Defined Benefit Plans
Actual rate of return on plan assets (percentage)	8.00%
20-Year Rates | Defined Benefit Plans
Actual rate of return on plan assets (percentage)	9.40%

[1]	Determined as of the beginning of fiscal year.